Trade and other payables (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables		$ 6,838	$ 5,317
Payables due to participation in joint operations and similar arrangements		1,813	2,283
Payables to equity accounted companies and other related parties		1,593	1,242
Accrued expenses and other financial liabilities		866	715
Trade and other payables	[1]	$ 11,110	$ 9,556

[1]	Disaggregated from the previously reported line-item Trade, other payables and provisions.